Net finance (expense) income - Schedule of finance expenses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Finance Income (Expenses), Net [Abstract]
Net fair value gain of warrant liabilities	$ 7,877	$ 12,195		$ 5,851
Net fair value gain of shares held in escrow	11,187	61,795		4,506
Interest income	660	97		56
Finance income	19,724	74,087	[1]	10,413	[1]
Banking expenses	(1,315)	(781)		(1,056)
Bank fees	(2,812)	(8,498)		(2,263)
Other financial expenses	(868)	(1,033)		(354)
Interest expense	(40,852)	(25,849)		(85,579)
Finance expense	(45,847)	(36,161)	[1]	(89,252)	[1]
Net finance (expense) income	$ (26,123)	$ 37,926	[1]	$ (78,839)	[1]

[1]	Refer to Note 4. Independent Investigation and Restatement